                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                          AIM CAPITAL DEVELOPMENT FUND

                         Supplement dated June 12, 2003
                      to the Prospectus dated March 3, 2003

Effective July 1, 2003, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

         o Paul Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1994.

         o Michael Chapman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was an equity analyst with Chase Manhattan Bank. During part of 1999, he was a securities analyst with Gulf Investment Management. From 1995 to 1999, he was a portfolio manager with US Global Investors, Inc.

                  They are assisted by the Small/Mid Cap Core Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                       INITIAL                         ADDITIONAL
TYPE OF ACCOUNT                                       INVESTMENTS                      INVESTMENTS
--------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans              $    0 ($25 per AIM Fund              $        50
(includes section 401, 403 and 457 plans,          investment for salary
and SEP, SARSEP and SIMPLE IRA plans)              deferrals from Employer-
                                                   Sponsored Retirement
                                                   Plans)
Systematic Purchase Plan                             50                                         50
IRA, Roth IRA, or Coverdell ESA                     250                                         50
All other accounts                                1,000                                         50

The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

                     CLASS A, CLASS B AND CLASS C SHARES OF

                          AIM DIVERSIFIED DIVIDEND FUND

                         Supplement dated June 12, 2003
                       to the Prospectus dated May 2, 2003

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 3 of the Prospectus:

         "ANNUAL FUND OPERATING EXPENSES(3)
         ----------------------------------------------------------------------
         (expenses that are deducted
          from fund assets)                 CLASS A        CLASS B      CLASS C
         ----------------------------------------------------------------------
         Management Fees                     0.75%          0.75%         0.75%

         Distribution and/or
         Service (12b-1) Fees                0.35           1.00          1.00

         Other Expenses                      3.16           3.16          3.16

         Total Annual Fund
         Operating Expenses                  4.26           4.91          4.91

         Fee Waivers(4)                      2.76           2.76          2.76

         Net Expenses                        1.50           2.15          2.15

(1) If you buy $1,000,000 or more of Class A Shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A to 1.50% (e.g. if AIM waives 2.76% of Class A expenses, AIM will also waive 2.76% of Class B and Class C expenses). The expense limitation agreement is in effect through October 31, 2004.

You may also be charged a transaction or other fee by the financial institution managing your account.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge."

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                          INITIAL                                    ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                                  INVESTMENTS
---------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans                   $    0 ($25 per AIM Fund                      $        50
(includes section 401, 403 and 457 plans,              investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                  deferrals from Employer-
                                                       Sponsored Retirement
                                                       Plans)
Systematic Purchase Plan                                  50                                                 50
IRA, Roth IRA, or Coverdell ESA                          250                                                 50
All other accounts                                     1,000                                                 50

The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

                           AIM AGGRESSIVE GROWTH FUND
                             AIM BASIC VALUE II FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                            AIM CORE STRATEGIES FUND
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                          AIM DIVERSIFIED DIVIDEND FUND
                            AIM EMERGING GROWTH FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND
                             AIM MID CAP GROWTH FUND
                              AIM U.S. GROWTH FUND
                               AIM WEINGARTEN FUND

                     (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)

                      Supplement dated June 12, 2003 to the
             Statement of Additional Information dated March 3, 2003

The following information replaces paragraphs seven through ten in their entirety under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 30 of the Statement of Additional Information:

                  "AIM has voluntarily agreed to waive advisory fees payable by AIM Constellation Fund in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. Termination of this agreement requires approval by the Board of Trustees.

                  AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

                  AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board of Trustees. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."

                  AIM has contractually agreed through October 31, 2004, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for AIM Diversified Dividend Fund's for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A shares to 1.50% (e.g., if AIM waives 2.76% of Class A expenses, AIM will also waive 2.76% of Class B and Class C expenses). Such contractual fee waivers or reductions are set forth in the Fee Table to the Fund's Prospectus and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund."

The following information replaces in its entirety the fifth paragraph under the heading "BROKERAGE ALLOCATION AND OTHER PRACTICES - BROKERAGE SELECTION" on page 34 of the Statement of Additional Information:

                  "AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker- dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts."

The following information is added at the beginning of the section appearing under the heading "TRUSTEES AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

                                     2003    Director, Senior Vice President and General      N/A"
"Kevin M. Carome(3) - 1956 Senior            Counsel, A I M Management Group Inc.
Vice President                               (financial services holding company) and
                                             A I M Advisors, Inc.; and Vice President,
                                             A I M Capital Management, Inc.,
                                             A I M Distributors, Inc. and A I M Fund
                                             Services; Director, Vice President and General
                                             Counsel, Fund Management Company
                                             Formerly:  Senior Vice President and General
                                             Counsel, Liberty Financial Companies, Inc.;
                                             and Senior Vice President and General Counsel,
                                             Liberty Funds Group, LLC

----------
(3) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.

                          INSTITUTIONAL CLASS SHARES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                               AIM WEINGARTEN FUND

                         Supplement dated June 12, 2003
                      to the Prospectus dated March 3, 2003
                           as supplemented May 1, 2003

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 8 of the Prospectus:

"ANNUAL FUND OPERATING EXPENSES(1)
-------------------------------------------------------------------------------------------------------------------------
(expenses that are
deducted from fund            AGGRESSIVE         BLUE         CAPITAL
assets)                        GROWTH            CHIP       DEVELOPMENT         CHARTER      CONSTELLATION     WEINGARTEN
-------------------------------------------------------------------------------------------------------------------------
Management Fees                 0.63%            0.64%           0.66%            0.63%           0.63%             0.64%

Distribution and/or
Service (12b-1) Fees            None             None            None             None            None              None

Other Expenses                  0.18             0.13            0.33             0.20            0.18              0.18

Total Annual Fund
Operating Expenses(2)           0.81             0.77            0.99             0.83            0.81              0.82

Fee Waivers(3)                    --               --            0.15             0.04              --                --

Net Expenses                    0.81             0.77            0.84             0.79            0.81              0.82

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The investment advisor had agreed to waive a portion of the management fee on assets in excess of $5 billion. Total Annual Fund Operating Expenses net of this agreement are 0.80% for Constellation. Termination of this agreement requires approval by the Board of Trustees.

(3) The transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of average net assets of the Institutional Class. The expense limitation agreement is in effect through October 31, 2004.

You should also consider the effect of any account fees charged by the financial institution managing your account."


Effective July 1, 2003, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - CAPITAL DEVELOPMENT" on page 9 of the Prospectus:

         o "Paul Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2000 and has been associated with the advisor and/or its affiliates since 1994.

         o Michael Chapman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was an equity analyst with Chase Manhattan Bank. During part of 1999, he was a securities analyst with Gulf Investment Management. From 1995 to 1999, he was a portfolio manager with US Global Investors, Inc.

                  They are assisted by the Small/Mid Cap Core Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."

                            INSTITUTIONAL CLASSES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                               AIM WEINGARTEN FUND

                     (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)

                      Supplement dated June 12, 2003
         to the Statement of Additional Information dated March 3, 2003


The following information replaces paragraphs seven through nine in their entirety under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 28 of the Statement of Additional Information:

                  "AIM has voluntarily agreed to waive advisory fees payable by AIM Constellation Fund in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. Termination of this agreement requires approval by the Board of Trustees.

                  AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

                  AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board of Trustees. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."

The following paragraph is added as the last paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - OTHER SERVICE PROVIDERS - TRANSFER AGENT" on page 30 of the Statement of Additional Information:

                  "AFS has contractually agreed to limit transfer agent fees to 0.10% of average net assets of the Institutional Class. The expense limitation agreement is in effect through October 31, 2004."

The following information replaces in its entirety the fifth paragraph under the heading "BROKERAGE ALLOCATION AND OTHER PRACTICES - BROKERAGE SELECTION" on page 32 of the Statement of Additional Information:

                  "AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker- dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts."


The following information is added at the beginning of the section appearing under the heading "TRUSTEES AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:


"Kevin M. Carome(3) - 1956 Senior   2003   Director, Senior Vice President and General      N/A"
Vice President                             Counsel, A I M Management Group Inc.
                                           (financial services holding company) and
                                           A I M Advisors, Inc.; and Vice President,
                                           A I M Capital Management, Inc.,
                                           A I M Distributors, Inc. and A I M Fund
                                           Services; Director, Vice President and General
                                           Counsel, Fund Management Company
                                           Formerly:  Senior Vice President and General
                                           Counsel, Liberty Financial Companies, Inc.;
                                           and Senior Vice President and General Counsel,
                                           Liberty Funds Group, LLC

The following information is added at the end of the section appearing under the heading "TRUSTEES AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

"Nancy L. Martin(5) - 1957          2003   Vice President, A I M Advisors, Inc.; and Vice   N/A"
Secretary                                  President and General Counsel, A I M Capital
                                           Management, Inc.


----------

(3)  Mr. Carome became Senior Vice President of the Trust on May 13, 2003.

(5)  Ms. Martin became Secretary of the Trust on April 1, 2003.